S000055534 [Member] Expense Example - DoubleLine Shiller Enhanced International CAPE	Mar. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,523
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,741
Class I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	$ 1,591